Derivative Instruments and Hedging Activities (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013 Fuel hedge gal	Sep. 30, 2012 Fuel hedge	Dec. 31, 2011 Fuel hedge	Sep. 30, 2013 Fuel hedge agreement gal	Sep. 30, 2012 Fuel hedge	Dec. 31, 2012 Fuel hedge item gal	May 24, 2011 Fuel hedge Predecessor	Sep. 30, 2013 Fuel hedge Minimum	Dec. 31, 2012 Fuel hedge Minimum	Sep. 30, 2013 Fuel hedge Maximum	Dec. 31, 2012 Fuel hedge Maximum	Sep. 30, 2013 Interest rate swap agreements	Sep. 30, 2013 Interest rate swap agreements	Dec. 31, 2012 Interest rate swap agreements	Dec. 31, 2011 Interest rate swap agreements
Derivative Instruments and Hedging Activities
Number of master agreements						1		1
Diesel fuel price (in dollars per gallon)										3.65	3.62	4.02	4.06
Total gallons of diesel fuel			3,400,000			3,400,000		6,000,000
Gallons of diesel fuel as a percentage of total estimated annual usage			27.20%			27.20%		30.20%
Fair value of derivative asset			$ 0.5		$ 0.2	$ 0.5		$ 0.6
Period over which deferred gain (loss) is expected to be reclassified from accumulated comprehensive income						12 months		12 months							12 months	12 months
Amount of deferred gain (loss) expected to be reclassified from accumulated comprehensive income						0.4		0.3							(2.0)	0.2
Net receipts from the counterparty			0.1	0		0.4	0.8	1.0
Net payments to the counterparty					1.5			1.0	1.0					0.5	1.5	0.5
Notional amount of debt obligations														400	400	400
Effective rate of interest of debt (as a percent)														4.49%	4.49%	5.74%
Minimum variable interest rate of debt (as a percent)														1.00%	1.00%	1.50%
Fair value of derivative liability														3.5	3.5	4.6	2.4
Payments made or received under hedge agreements	$ 0	$ 0